Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
License Fee	$ 112,500	$ 112,500
Less accumulated amortization	(112,500)	(112,500)
License Fee, Net	0	0
Patents and intellectual property	0	35,482
Intangible assets net of accumulated amortization	$ 0	$ 35,482